Feb. 01, 2018
Highland Resolute Fund

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED FEBRUARY 1, 2018
TO THE PROSPECTUS FOR HIGHLAND RESOLUTE FUND
DATED AUGUST 31, 2017

Boston Partners Global Investors, Inc. ("Boston Partners") no longer serves as an investment sub-adviser to the Fund. Therefore, all references to Boston Partners in the Fund's prospectus are hereby deleted. Incline Global Management, LLC and Chatham Asset Management, LLC remain as investment sub-advisers to the Fund.

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The Board of Trustees of Financial Investors Trust (the “Board”) has approved Logan Circle Partners, L.P. (“Logan Circle”) as a sub-adviser to the Highland Resolute Fund (the “Fund”), effective January 22, 2018 (the “Effective Date”). On or about February 1, 2018, a portion of the Fund’s assets may be allocated to Logan Circle.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Principal Investment Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Incline Global Management, LLC (“Incline Global”). Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”) for the Fund.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Summary Section - Investment Adviser.”

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Incline Global Management, LLC, Chatham Asset Management, LLC and Logan Circle Partners, L..P. serve as sub-advisers to the Fund.

The following information is inserted after the last paragraph of information contained in the section of the Fund’s prospectus entitled “Summary Section – Portfolio Managers.”

Logan Circle

Scott Pavlak, CFA, Senior Portfolio Manager of Logan Circle. Mr. Pavlak joined Logan Circle in 2008 and has served as a co-portfolio manager to the Fund since February 2018.

Peter Mahoney, Senior Portfolio Manager of Logan Circle. Mr. Mahoney joined Logan Circle in 2008 and has served as a co-portfolio manager to the Fund since February 2018.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Investment Objective and Principal Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub- Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub- Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. The Adviser will furnish shareholders of the Fund with information regarding a new Sub-Adviser within 90 days of the hiring of the new Sub-Adviser. Currently, the Adviser has entered into sub-advisory agreements with Incline Global Management, LLC (“Incline Global”), Chatham Asset Management, LLC (“Chatham”) and Logan Circle Partners, L.P. (“Logan Circle”).

The following information is inserted immediately before the sixth paragraph of the information contained in the section of the Fund’s prospectus entitled “Management.”

Logan Circle, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle is an institutionally focused asset management company headquartered in Philadelphia, Pennsylvania. The firm was founded in April of 2007 by Mr. Jude Driscoll, Chief Executive Officer (“CEO”) and Chief Investment Officer (“CIO”). Logan Circle is a wholly-owned affiliate of MetLife, Inc. (NYSE: MET) and is part of MetLife Investment Management (“MIM”), MetLife Inc.’s Institutional Investment Management Business.

The following information is inserted immediately before the last paragraph of the information contained in the section of the Fund’s prospectus entitled “Portfolio Managers.”

LOGAN CIRCLE

The persons listed below are responsible for the day-to-day management of the particular portion of the Fund’s assets allocated to Logan Circle, subject to the oversight of the Adviser, and have served as portfolio managers of the Fund on behalf of Logan Circle since February 2018.

Portfolio Manager	Past 5 Years’ Experience
Scott Pavlak, CFA

Co-Portfolio Manager to the Fund. Mr. Pavlak is a portfolio manager and the head of the short duration team. Prior to joining Logan Circle Partners, he was a senior managing director and head of fixed income at Bear Stearns Asset Management. He joined Bear Stearns & Co. in 1990 and BSAM in 1992, where he was responsible for BSAM’s traditional strategies that included Cash, Enhanced Cash, Short-Term, Intermediate, Core and Core Plus. Prior to joining Bear Stearns, he was a vice president and senior investment officer at Beechwood Securities, specializing in fixed income investments. Mr. Pavlak received a Bachelor of Science degree in finance from Fairleigh Dickinson University, earned a Masters of Business Administration in finance and economics from the Stern School of Business at New York University and is a member of the CFA Institute (formerly AIMR).

Peter Mahoney

Co-Portfolio Manager to the Fund. Mr. Mahoney is a portfolio manager and member of the short duration team. Prior to joining Logan Circle Partners, he was managing director/principal and portfolio manager for the short-intermediate fixed income strategies at Bear Stearns Asset Management. Mr. Mahoney first joined BSAM in 1987, where he served as the director of fixed income until his departure in 1994. He rejoined BSAM as a senior portfolio manager in 1995. Prior to joining BSAM, he served as a senior vice president and chief investment officer at Manhattan Life Insurance Company from 1983 to 1987. Mr. Mahoney received a Bachelor of Science degree in finance from Indiana University and a Masters of Business Administration in finance from Fairleigh Dickinson University.

For more information, please contact the Fund at (855) 268-2242.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE